Subsequent Event (Tables)	12 Months Ended
Mar. 31, 2020
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Disclosure Of Detailed Information About Revenues And Profitability

	For the quarter ended June 30,
	2020		2020	2019	Change %
	(In millions)
Revenue*	US$	4,226.9	Rs.319,830.6	Rs.614,669.9	-48%
Profit/(loss) before tax*		(817.3)	(61,837.3)	(32,381.8)	91%
Profit/(loss) after tax*	US$	(1,116.0)	Rs.(84,439.8)	Rs.(36,796.6)	129%
* as per Form 6-K filed for the quarter ended June 30, 2020